Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 075 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-0451060
Total Investments	$ 10,208,954
Participant loan, cost	0
Participant loan, current value	$ 108,147
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan Core Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 132,500
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan Diversified Real Assets Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	8,956
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan GlidePath 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	151,071
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan GlidePath 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	410,976
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan GlidePath 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	624,006
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan GlidePath 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	574,878
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan GlidePath 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	474,438
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan GlidePath 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	329,598
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan GlidePath 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	292,611
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan GlidePath 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	207,790
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan GlidePath 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	131,198
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan GlidePath 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	80,351
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan GlidePath 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	621
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan GlidePath Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	97,302
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	148,623
Investment, Identifier [Axis]: Callan Open Architecture Trust | Callan Small Cap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	264,311
Investment, Identifier [Axis]: Fidelity Investments | Money Market Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 382
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | 3M Co.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	48,660
Total Investments	$ 7,790
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | AT&T Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	235,347
Total Investments	$ 5,846
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | AbbVie Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	61,838
Total Investments	$ 14,129
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Alphabet Inc. Class C; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	99,072
Total Investments	$ 31,089
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Amazon.com Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	183,781
Total Investments	$ 42,420
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | American Express Co.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	19,052
Total Investments	$ 7,048
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | American Tower Corp.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	31,590
Total Investments	$ 5,600
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Amphenol Corp. Class A; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	55,345
Total Investments	$ 7,492
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Analog Devices Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	22,598
Total Investments	$ 6,129
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Aon plc; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	14,269
Total Investments	$ 5,035
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Apollo Global Management Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	38,756
Total Investments	$ 5,610
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Apple Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	196,190
Total Investments	$ 53,336
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Arthur J. Gallagher & Co.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	33,474
Total Investments	$ 8,663
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Baker Hughes Co.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	142,237
Total Investments	$ 6,477
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Bank of America Corp.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	198,368
Total Investments	$ 10,910
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Bristol-Myers Squibb Co.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	99,985
Total Investments	$ 5,393
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Broadcom Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	48,716
Total Investments	$ 16,861
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Burlington Stores Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	27,833
Total Investments	$ 8,040
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Cash including money market and futures accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 9,920
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Chipotle Mexican Grill Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	145,460
Total Investments	$ 5,382
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Church & Dwight Co. Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	35,061
Total Investments	$ 2,940
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Cognizant Technology Solutions Corp. Class A; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	47,648
Total Investments	$ 3,955
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Corpay Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	15,748
Total Investments	$ 4,739
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Danaher Corp.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	36,955
Total Investments	$ 8,472
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | DoorDash Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	20,449
Total Investments	$ 4,631
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | EOG Resources Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	38,166
Total Investments	$ 4,008
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | EQT Corp.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	71,935
Total Investments	$ 3,856
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Eaton Corp. plc; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	14,550
Total Investments	$ 4,634
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Ecolab Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	21,933
Total Investments	$ 5,774
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Edwards Lifesciences Corp.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	66,855
Total Investments	$ 5,699
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Eli Lilly and Co.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	7,030
Total Investments	$ 7,555
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Emerson Electric Co.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	44,661
Total Investments	$ 5,927
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Entergy Corp.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	63,198
Total Investments	$ 5,841
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Equinix Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	5,291
Total Investments	$ 4,054
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Exxon Mobil Corp.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	88,757
Total Investments	$ 10,681
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Fidelity National Information Services Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	119,316
Total Investments	$ 7,930
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Fifth Third Bancorp; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	110,660
Total Investments	$ 5,224
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Hilton Worldwide Holdings Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	18,903
Total Investments	$ 5,430
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Howmet Aerospace Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	23,672
Total Investments	$ 4,853
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Ingersoll Rand Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	63,999
Total Investments	$ 5,070
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Intuit Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	13,692
Total Investments	$ 9,070
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Keurig Dr Pepper Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	174,826
Total Investments	$ 4,897
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Linde plc; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	13,134
Total Investments	$ 5,600
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Lowe’s Companies Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	40,973
Total Investments	$ 9,881
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Martin Marietta Materials Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	9,880
Total Investments	$ 6,152
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Mastercard Inc. Class A; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	33,558
Total Investments	$ 19,158
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | McDonald’s Corp.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	37,327
Total Investments	$ 11,408
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Medtronic plc; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	53,734
Total Investments	$ 5,200
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Meta Platforms Inc. Class A; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	36,843
Total Investments	$ 24,320
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Microsoft Corp.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	115,845
Total Investments	$ 56,025
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | NVIDIA Corp.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	363,656
Total Investments	$ 67,822
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | NXP Semiconductors N.V.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	29,882
Total Investments	$ 6,517
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | NextEra Energy Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	122,061
Total Investments	$ 9,799
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Oracle Corp.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	31,560
Total Investments	$ 6,151
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | PepsiCo Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	33,301
Total Investments	$ 4,834
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Philip Morris International Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	34,872
Total Investments	$ 5,645
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | RTX Corp.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	38,129
Total Investments	$ 6,993
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Regeneron Pharmaceuticals Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	7,160
Total Investments	$ 5,527
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Roper Technologies Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	11,625
Total Investments	$ 5,175
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | ServiceNow Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	40,210
Total Investments	$ 6,160
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Stryker Corp.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	20,474
Total Investments	$ 7,214
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Taiwan Semiconductor Manufacturing Co. Limited; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	25,684
Total Investments	$ 7,826
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Tesla Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	25,709
Total Investments	$ 11,562
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Texas Instruments Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	42,177
Total Investments	$ 7,317
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | The Charles Schwab Corp.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	89,093
Total Investments	$ 8,901
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | The Southern Co.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	77,704
Total Investments	$ 6,776
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | The Walt Disney Co.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	73,587
Total Investments	$ 8,427
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Trane Technologies plc; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	20,058
Total Investments	$ 7,807
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | TransDigm Group Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	3,931
Total Investments	$ 5,228
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | UnitedHealth Group Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	22,964
Total Investments	$ 7,581
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Ventas Inc. REIT; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	54,864
Total Investments	$ 4,272
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Vertex Pharmaceuticals Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	10,923
Total Investments	$ 4,952
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Warner Music Group Corp. Class A; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	97,830
Total Investments	$ 3,000
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Waste Connections Inc.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	22,579
Total Investments	$ 3,959
Investment, Identifier [Axis]: J. P. Morgan Inv. Mgmt Co - J. P. Morgan Analyst Large Cap Core Fund | Wells Fargo & Co.; Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	129,376
Total Investments	$ 12,058
Investment, Identifier [Axis]: Mellon Investments Corporation | Contract Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 450,545
Investment, Identifier [Axis]: Parker-Hannifin Corporation | Parker Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	902,513
Total Investments	$ 798,508
Investment, Identifier [Axis]: Parker-Hannifin Corporation | Parker Stock Match Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	2,850,413
Total Investments	$ 2,512,763
Investment, Identifier [Axis]: Participant Investments | BrokerageLink Account: various stocks, mutual funds and REITs directed by participants
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	331,278
Investment, Identifier [Axis]: State Street Investment Management | State Street Global All Cap Equity ex-U.S. Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	93,444
Investment, Identifier [Axis]: State Street Investment Management | State Street S&P 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	940,761
Investment, Identifier [Axis]: State Street Investment Management | State Street U.S. Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	94,248
Investment, Identifier [Axis]: State Street Investment Management | State Street U.S. Extended Market Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 191,991